Equity (Details 1) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	15.00%	15.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.58%	0.32%
Expected volatility in market price of shares	84.00%	72.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.46%	0.39%
Expected volatility in market price of shares	87.00%	77.00%